O'CONNOR EQUUS (THE "FUND")

                       Supplement Dated November 14, 2014
to the Fund's Prospectus  and Statement of Additional Information ("SAI"), Each
               Dated June 16, 2014, as Supplemented June 20, 2014


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.

Effective immediately, all references to "866-777-7818" are hereby deleted and replaced with "888-793-8637."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.